Condensed Consolidating Financial Information (Narrative) (Details) - Dec. 31, 2014 - USD ($) $ in Millions	Total
Condensed Financial Statements, Captions [Line Items]
Guaranty obligation	$ 1,050
Genesis NEJD Pipeline, LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of equity interest	100.00%